Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 786,000.00
Previously Paid Amount	0.00
Total Fee Amount	108.55
Total Offset Amount	0.00
Net Fee	108.55
Narrative - Max Aggregate Offering Price	$ 786,000.00
Final Prospectus	true